LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Sep. 30, 2013
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Summary of loans receivable

	2013	2012
Single-family residential:
Residential first mortgage	$212,357,311	$211,759,949
Residential second mortgage	43,208,366	42,091,046
Home equity lines of credit	110,905,455	143,931,567
Total single-family residential	366,471,132	397,782,562
Commercial:
Commercial and multi-family real estate	348,002,617	323,333,936
Land acquisition and development	40,430,063	47,262,727
Real estate construction and development	20,548,621	21,906,992
Commercial and industrial	226,828,695	197,754,774
Total commercial	635,809,996	590,258,429
Consumer and installment	2,761,104	2,673,925
	1,005,042,232	990,714,916
Add (less):
Deferred loan costs	3,188,386	3,115,384
Loans in process	(1,256,236)	(986,063)
Allowance for loan losses	(18,306,114)	(17,116,595)

Total	$988,668,268	$975,727,642

Weighted average rate at end of year	4.45%	4.92%

Summary of changes in loans to senior officers and directors

Balance, September 30, 2011	$12,708,975
Additions	583,232
Repayments and reclassifications	(12,214,836)
Balance, September 30, 2012	1,077,371
Additions	1,125,408
Repayments and reclassifications	(669,534)
Balance, September 30, 2013	$1,533,245

Summary of home equity lines of credit scheduled to convert to a fully-amortizing basis
Principal Balance
At September 30,
2013
(In thousands)
Year ended September 30,
2014	$17,816
2015	13,123
2016	20,232
2017	24,664
2018	32,267
Thereafter	2,803
Total	$110,905

Summary of the activity in the allowance for loan losses

	2013	2012	2011
Balance, beginning of year	$17,116,595	$25,713,622	$26,975,717
Provision charged to expense	12,090,000	14,450,000	14,800,000
Charge-offs:
Residential real estate loans:
Residential real estate first mortgage	3,364,443	8,034,624	4,519,629
Residential real estate second mortgage	1,632,770	2,696,028	2,094,004
Home equity lines of credit	2,401,726	6,028,622	3,002,230
Total residential real estate loans	7,398,939	16,759,274	9,615,863
Commercial loans:
Commercial & multi-family real estate	1,012,650	4,050,492	1,545,367
Land acquisition & development	73,094	261,725	4,382,462
Real estate construction & development	259,743	298,045	49,900
Commercial & industrial	6,833,856	2,067,253	773,848
Total commercial loans	8,179,343	6,677,515	6,751,577
Consumer and other	107,094	215,456	100,551
Total charge-offs	15,685,376	23,652,245	16,467,991
Recoveries:
Residential real estate loans:
Residential real estate first mortgage	79,968	81,260	66,500
Residential real estate second mortgage	232,353	103,321	117,374
Home equity lines of credit	544,177	150,146	153,868
Total residential real estate loans	856,498	334,727	337,742
Commercial loans:
Commercial & multi-family real estate	1,638,249	113,837	10,950
Land acquisition & development	23,160	7,716	2,415
Real estate construction & development	1,800,303	10,200	1,293
Commercial & industrial	421,464	117,405	44,883
Total commercial loans	3,883,176	249,158	59,541
Consumer and other	45,221	21,333	8,613
Total recoveries	4,784,895	605,218	405,896
Net charge-offs	10,900,481	23,047,027	16,062,095
Balance, end of year	$18,306,114	$17,116,595	$25,713,622

Summary of the changes in the allowance for loan losses, by loan portfolio segment

	September 30, 2013
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595
Provision charged to expense	7,168,043	4,773,790	58,548	89,619	12,090,000
Charge-offs	(7,398,939)	(8,179,343)	(107,094)	—	(15,685,376)
Recoveries	856,498	3,883,176	45,221	—	4,784,895
Balance, end of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114

	September 30, 2012
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Activity in allowance for loan losses:
Balance, beginning of year	$16,842,446	$8,256,032	$444,281	$170,863	$25,713,622
Provision charged to expense	8,930,212	5,805,628	(221,886)	(63,954)	14,450,000
Charge-offs	(16,759,274)	(6,677,515)	(215,456)	—	(23,652,245)
Recoveries	334,727	249,158	21,333	—	605,218
Balance, end of year	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Summary of information regarding the balance in the allowance and the recorded investment in loans by impairment method
	September 30, 2013
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$1,852,701	$536,529	$16,487	$—	$2,405,717
Loans collectively evaluated for impairment	8,121,012	7,574,397	8,460	196,528	15,900,397
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of year	$9,973,713	$8,110,926	$24,947	$196,528	$18,306,114

Recorded investment in loans receivable at end of year:
Total loans receivable	$368,073,208	$636,138,165	$2,763,009		$1,006,974,382
Loans receivable individually evaluated for impairment	18,902,744	8,758,681	106,724		27,768,149
Loans receivable collectively evaluated for impairment	349,170,464	627,379,484	2,656,285		979,206,233
Loans receivable acquired with deteriorated credit quality	—	—	—		—

	September 30, 2012
	Residential
	Real Estate	Commercial	Consumer	Unallocated	Total
Allowance balance at end of year based on:
Loans individually evaluated for impairment	$624,825	$—	$—	$—	$624,825
Loans collectively evaluated for impairment	8,723,286	7,633,303	28,272	106,909	16,491,770
Loans acquired with deteriorated credit quality	—	—	—	—	—
Total balance, end of year	$9,348,111	$7,633,303	$28,272	$106,909	$17,116,595

Recorded investment in loans receivable at end of year:
Total loans receivable	$398,732,907	$591,431,264	$2,680,065		$992,844,236
Loans receivable individually evaluated for impairment	42,642,539	22,271,208	208,620		65,122,367
Loans receivable collectively evaluated for impairment	356,090,368	569,160,056	2,471,445		927,721,869
Loans receivable acquired with deteriorated credit quality	—	—	—		—

Summary of the unpaid principal balance and recorded investment of impaired loans

	September 30, 2013		September 30, 2012
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans: (1)
Non-accrual loans	$9,752,803	$9,812,044	$17,462,262	$17,503,014
Troubled debt restructurings current under restructured terms	11,305,093	11,371,198	22,198,364	22,284,401
Troubled debt restructurings past due under restructured terms	6,549,904	6,584,907	7,816,737	7,855,686
Total non-performing loans	27,607,800	27,768,149	47,477,363	47,643,101
Troubled debt restructurings returned to accrual status	23,418,016	23,528,528	17,402,455	17,479,266
Total impaired loans	$51,025,816	$51,296,677	$64,879,818	$65,122,367

(1) All non-performing loans at September 30, 2013 and 2012 were classified as non-accrual.

Summary of the principal balance of impaired loans by the impairment method used
	2013	2012
	(In thousands)
Fair value of collateral method	$39,691	$42,405
Present value of cash flows method	11,335	22,475
Total impaired loans	$51,026	$64,880

Summary of unpaid principal balances of impaired loans segregated by loans that had partial charge-offs recorded and loans with no partial charge-offs recorded, and the related recorded investments and allowance for loan losses

	September 30, 2013
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Residential real estate first mortgage	$4,817,704	$1,892,403	$2,925,301	$22,621,982	$25,547,283	$25,712,587	$—
Residential real estate second mortgage	961,909	473,023	488,886	2,648,996	3,137,882	3,154,434	—
Home equity lines of credit	709,439	290,032	419,407	2,715,868	3,135,275	3,135,274	—
Total residential real estate	6,489,052	2,655,458	3,833,594	27,986,846	31,820,440	32,002,295	—
Land acquisition and development	57,523	14,879	42,644	—	42,644	43,706	—
Real estate construction & development	301,834	259,743	42,091	—	42,091	38,439	—
Commercial & multi-family real estate	3,827,364	1,159,528	2,667,836	7,628,698	10,296,534	10,343,639	—
Commercial & industrial	2,239,375	1,434,034	805,341	1,459,460	2,264,801	2,275,433	—
Total commercial	6,426,096	2,868,184	3,557,912	9,088,158	12,646,070	12,701,217	—
Consumer and other	121,830	93,842	27,988	111,912	139,900	140,480	—
Total	13,036,978	5,617,484	7,419,494	37,186,916	44,606,410	44,843,992	—

WITH AN ALLOWANCE RECORDED:
Residential real estate first mortgage	286,226	68,947	217,279	3,574,340	3,791,619	3,823,190	1,068,205
Residential real estate second mortgage	—	—	—	386,847	386,847	388,532	255,196
Home equity lines of credit	278,663	34,664	243,999	465,885	709,884	709,884	529,300
Total residential real estate	564,889	103,611	461,278	4,427,072	4,888,350	4,921,606	1,852,701
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction & development	—	—	—	—	—	—	—
Commercial & multi-family real estate	1,251,458	141,660	1,109,798	36,915	1,146,713	1,146,988	351,047
Commercial & industrial	—	—	—	367,856	367,856	367,605	185,482
Total commercial	1,251,458	141,660	1,109,798	404,771	1,514,569	1,514,593	536,529
Consumer and other	—	—	—	16,487	16,487	16,486	16,487
Total	1,816,347	245,271	1,571,076	4,848,330	6,419,406	6,452,685	2,405,717

TOTAL:
Residential real estate first mortgage	5,103,930	1,961,350	3,142,580	26,196,322	29,338,902	29,535,777	1,068,205
Residential real estate second mortgage	961,909	473,023	488,886	3,035,843	3,524,729	3,542,966	255,196
Home equity lines of credit	988,102	324,696	663,406	3,181,753	3,845,159	3,845,158	529,300
Total residential real estate	7,053,941	2,759,069	4,294,872	32,413,918	36,708,790	36,923,901	1,852,701
Land acquisition and development	57,523	14,879	42,644	—	42,644	43,706	—
Real estate construction & development	301,834	259,743	42,091	—	42,091	38,439	—
Commercial & multi-family real estate	5,078,822	1,301,188	3,777,634	7,665,613	11,443,247	11,490,627	351,047
Commercial & industrial	2,239,375	1,434,034	805,341	1,827,316	2,632,657	2,643,038	185,482
Total commercial	7,677,554	3,009,844	4,667,710	9,492,929	14,160,639	14,215,810	536,529
Consumer and other	121,830	93,842	27,988	128,399	156,387	156,966	16,487
Total	$14,853,325	$5,862,755	$8,990,570	$42,035,246	$51,025,816	$51,296,677	$2,405,717

	September 30, 2012
	Loans with Partial Charge-offs Recorded			Unpaid	Total
			Unpaid	Principal	Unpaid	Total
			Principal	Balance	Principal	Recorded
		Less	Balance	of Loans	Balance	Investment	Related
	Unpaid	Amount of	Net of	With No	Net of	Net of	Allowance
	Principal	Partial	Partial	Partial	Partial	Partial	For Loan
	Balance	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Charge-offs	Losses
WITH NO RELATED ALLOWANCE RECORDED:
Residential real estate first mortgage	$6,500,049	$2,503,149	$3,996,900	$26,552,991	$30,549,891	$30,706,940	$—
Residential real estate second mortgage	631,528	343,820	287,708	3,538,534	3,826,242	3,840,089	—
Home equity lines of credit	1,127,439	512,177	615,262	2,820,956	3,436,218	3,436,217	—
Total residential real estate	8,259,016	3,359,146	4,899,870	32,912,481	37,812,351	37,983,246	—
Land acquisition and development	53,858	14,849	39,009	—	39,009	39,009	—
Real estate construction & development	114,445	49,645	64,800	327,016	391,816	388,767	—
Commercial & multi-family real estate	9,361,052	3,005,180	6,355,872	9,735,952	16,091,824	16,133,126	—
Commercial & industrial	5,177,432	908,887	4,268,545	1,437,551	5,706,096	5,710,306	—
Total commercial	14,706,787	3,978,561	10,728,226	11,500,519	22,228,745	22,271,208	—
Consumer and other	160,850	113,896	46,954	158,502	205,456	208,620	—
Total	23,126,653	7,451,603	15,675,050	44,571,502	60,246,552	60,463,074	—

WITH AN ALLOWANCE RECORDED:
Residential real estate first mortgage	748,388	226,226	522,162	3,385,622	3,907,784	3,932,673	346,365
Residential real estate second mortgage	—	—	—	392,846	392,846	393,983	191,612
Home equity lines of credit	—	—	—	332,636	332,636	332,637	86,848
Total residential real estate	748,388	226,226	522,162	4,111,104	4,633,266	4,659,293	624,825
Land acquisition and development	—	—	—	—	—	—	—
Real estate construction & development	—	—	—	—	—	—	—
Commercial & multi-family real estate	—	—	—	—	—	—	—
Commercial & industrial	—	—	—	—	—	—	—
Total commercial	—	—	—	—	—	—	—
Consumer and other	—	—	—	—	—	—	—
Total	748,388	226,226	522,162	4,111,104	4,633,266	4,659,293	624,825

TOTAL:
Residential real estate first mortgage	7,248,437	2,729,375	4,519,062	29,938,613	34,457,675	34,639,613	346,365
Residential real estate second mortgage	631,528	343,820	287,708	3,931,380	4,219,088	4,234,072	191,612
Home equity lines of credit	1,127,439	512,177	615,262	3,153,592	3,768,854	3,768,854	86,848
Total residential real estate	9,007,404	3,585,372	5,422,032	37,023,585	42,445,617	42,642,539	624,825
Land acquisition and development	53,858	14,849	39,009	—	39,009	39,009	—
Real estate construction & development	114,445	49,645	64,800	327,016	391,816	388,767	—
Commercial & multi-family real estate	9,361,052	3,005,180	6,355,872	9,735,952	16,091,824	16,133,126	—
Commercial & industrial	5,177,432	908,887	4,268,545	1,437,551	5,706,096	5,710,306	—
Total commercial	14,706,787	3,978,561	10,728,226	11,500,519	22,228,745	22,271,208	—
Consumer and other	160,850	113,896	46,954	158,502	205,456	208,620	—
Total	$23,875,041	$7,677,829	$16,197,212	$48,682,606	$64,879,818	$65,122,367	$624,825

	Year Ended
	September 30, 2013		September 30, 2012
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate first mortgage	$28,661,473	$1,005,357	$29,553,434	$1,026,328
Residential real estate second mortgage	3,373,188	131,655	3,426,107	148,162
Home equity lines of credit	3,697,746	38,282	3,492,655	71,781
Land acquisition and development	55,181	—	29,816	—
Real estate construction & development	118,666	—	936,763	4,986
Commercial & multi-family real estate	12,768,153	179,395	12,599,341	883,784
Commercial & industrial	4,606,779	44,508	4,242,100	261,714
Consumer and other	149,888	297	196,759	2,787
Total		1,399,494		2,399,542

With an allowance recorded:
Residential real estate first mortgage	3,386,052	—	8,404,107	78,724
Residential real estate second mortgage	402,864	—	827,732	5,334
Home equity lines of credit	439,541	—	887,651	11,614
Land acquisition and development	—	—	222,104	—
Real estate construction & development	—	—	107,306	—
Commercial & multi-family real estate	745,145	—	1,054,726	—
Commercial & industrial	227,982	—	286,417	—
Consumer and other	4,042	—	87,439	—
Total		—		95,672

Total:
Residential real estate first mortgage	32,047,525	1,005,357	37,957,541	1,105,052
Residential real estate second mortgage	3,776,052	131,655	4,253,839	153,496
Home equity lines of credit	4,137,287	38,282	4,380,306	83,395
Land acquisition and development	55,181	—	251,920	—
Real estate construction & development	118,666	—	1,044,069	4,986
Commercial & multi-family real estate	13,513,298	179,395	13,654,067	883,784
Commercial & industrial	4,834,761	44,508	4,528,517	261,714
Consumer and other	153,930	297	284,198	2,787
Total		$1,399,494		$2,495,214

Summary of the recorded investment in loans receivable by class that were 30 days or more past due

	September 30, 2013
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate:
Residential real estate first mortgage	$2,661,510	$1,033,315	$4,618,113	$8,312,938	$204,993,105	$213,306,043	$—	$14,593,039
Residential real estate second mortgage	172,686	44,601	366,645	583,932	42,743,577	43,327,509	—	1,510,637
Home equity lines of credit	1,301,620	706,112	1,210,541	3,218,273	108,221,383	111,439,656	—	2,799,067
Total residential real estate	4,135,816	1,784,028	6,195,299	12,115,143	355,958,065	368,073,208	—	18,902,743
Commercial:
Land acquisition and development	—	—	4,278,495	4,278,495	36,234,753	40,513,248	4,278,495	43,706
Real estate construction & development	18,957	—	—	18,957	20,506,816	20,525,773	—	38,439
Commercial & multi-family real estate	—	278,163	3,108,453	3,386,616	344,732,193	348,118,809	—	6,039,604
Commercial & industrial	24,175	3,509	450,925	478,609	226,501,726	226,980,335	—	2,636,932
Total commercial	43,132	281,672	7,837,873	8,162,677	627,975,488	636,138,165	4,278,495	8,758,681
Consumer and other	555	3,163	16,987	20,705	2,742,304	2,763,009	—	106,725
Total	$4,179,503	$2,068,863	$14,050,159	$20,298,525	$986,675,857	$1,006,974,382	$4,278,495	$27,768,149

	September 30, 2012
							90 Days
			90 Days			Total	or More
	30 to 59 Days	60 to 89 Days	or More	Total		Loans	And Still
	Past Due	Past Due	Past Due	Past Due	Current	Receivable	Accruing	Nonaccrual
Residential real estate:
Residential real estate first mortgage	$2,567,694	$3,229,337	$5,792,387	$11,589,418	$200,183,277	$211,772,695	$—	$21,635,255
Residential real estate second mortgage	264,540	273,642	433,195	971,377	41,277,730	42,249,107	—	2,257,475
Home equity lines of credit	1,940,740	902,941	1,182,495	4,026,176	140,684,929	144,711,105	—	3,420,409
Total residential real estate	4,772,974	4,405,920	7,408,077	16,586,971	382,145,936	398,732,907	—	27,313,139
Commercial:
Land acquisition and development	110,308	—	39,009	149,317	47,186,229	47,335,546	—	39,009
Real estate construction & development	—	—	357,643	357,643	21,535,974	21,893,617	—	388,767
Commercial & multi-family real estate	290,776	69,756	8,230,195	8,590,727	315,502,338	324,093,065	—	14,155,739
Commercial & industrial	23,421	—	266,042	289,463	197,819,573	198,109,036	—	5,601,512
Total commercial	424,505	69,756	8,892,889	9,387,150	582,044,114	591,431,264	—	20,185,027
Consumer and other	5,467	4,152	149,861	159,480	2,520,585	2,680,065	—	144,935
Total	$5,202,946	$4,479,828	$16,450,827	$26,133,601	$966,710,635	$992,844,236	$—	$47,643,101

Summary of the recorded investment of loan risk ratings by class

	September 30, 2013
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$197,061,832	$269,891	$10,833,561	$5,140,759	$—
Residential real estate second mortgage	41,767,041	49,831	1,101,032	409,605	—
Home equity lines of credit	108,494,113	—	1,371,395	1,574,148	—
Total residential real estate	347,322,986	319,722	13,305,988	7,124,512	—
Land acquisition and development	27,675,231	6,954,392	5,883,625	—	—
Real estate construction & development	20,487,334	—	38,439	—	—
Commercial & multi-family real estate	324,959,886	6,939,560	16,159,063	60,300	—
Commercial & industrial	218,776,888	4,936,156	3,267,291	—	—
Total commercial	591,899,339	18,830,108	25,348,418	60,300	—
Consumer and other	2,656,284	—	—	106,725	—
Total	941,878,609	19,149,830	38,654,406	7,291,537	—
Less related specific allowance	—	—	(1,058,007)	(1,347,710)	—
Total net of allowance	$941,878,609	$19,149,830	$37,596,399	$5,943,827	$—

	September 30, 2012
		Special
	Pass	Mention	Substandard	Doubtful	Loss
Residential real estate first mortgage	$185,061,008	$462,421	$23,039,578	$3,209,688	$—
Residential real estate second mortgage	39,698,676	181,825	1,779,092	589,514	—
Home equity lines of credit	139,910,992	146,631	3,511,016	1,142,466	—
Total residential real estate	364,670,676	790,877	28,329,686	4,941,668	—
Land acquisition and development	34,632,857	4,549,053	8,153,636	—	—
Real estate construction & development	21,504,850	—	34,173	354,594	—
Commercial & multi-family real estate	297,366,661	1,189,914	22,729,017	2,807,473	—
Commercial & industrial	184,570,394	575,990	12,962,652	—	—
Total commercial	538,074,762	6,314,957	43,879,478	3,162,067	—
Consumer and other	2,535,130	—	—	144,935	—
Total	905,280,568	7,105,834	72,209,164	8,248,670	—
Less related specific allowance	—	—	(624,825)	—	—
Total net of allowance	$905,280,568	$7,105,834	$71,584,339	$8,248,670	$—

Summary of unpaid principal balance and recorded investment of troubled debt restructurings

	September 30, 2013		September 30, 2012
	Unpaid		Unpaid
	Principal		Principal
	Balance		Balance
	Net of	Recorded	Net of	Recorded
	Charge-offs	Investment	Charge-offs	Investment
Classified as non-performing loans (1):
Current under restructured terms	$11,305,093	$11,371,198	$22,198,364	$22,284,401
Past due under restructured terms	6,549,904	6,584,907	7,816,737	7,855,686
Total non-performing	17,854,997	17,956,105	30,015,101	30,140,087
Returned to accrual status	23,418,016	23,528,528	17,402,455	17,479,266
Total troubled debt restructurings	$41,273,013	$41,484,633	$47,417,556	$47,619,353

(1) All non-performing loans at September 30, 2013 and 2012 were classified as non-accrual.

Schedule of restructured accruing loans and defaulted during the period

				Restructured During Preceding
	Total Restructured During			Twelve Months and Defaulted During
	Year Ended September 30,			Year Ended September 30,
	2013	2012	2011	2013	2012	2011

Residential mortgage loans	$3,950,779	$7,667,713	$11,916,113	$3,611,561	$17,826,288	$12,931,213
Commercial loans	5,086,481	7,689,631	7,806,257	89,296	1,607,578	650,959
Consumer loans	1,341	41,954	—	—	312,165	—
Total	$9,038,601	$15,399,298	$19,722,370	$3,700,857	$19,746,031	$13,582,172